Commitments	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
14.	Commitments:

(a)	Operating leases:

Future minimum annual lease payments under the leases are as follows:

2014	$489
2015	200
2016	184
2017	21
2018	21
Thereafter	31

Total minimum payments required	$946

Rent expense for the year ended December 31, 2013 was $129 (year ended December 31, 2012 - $1,504), net of sublease income of $651 (year ended December 31, 2012 - $618).

(b)	Commitments for clinical and other agreements:

The Company entered into various clinical and other agreements requiring it to fund future expenditures of $3,997 (year ended December 31, 2012 - $800  ) between 2014 and 2016.

(c)	Purchase commitments:

In connection with the acquisition of Correvio (note 4), the Company has purchase commitments with certain suppliers who assist in the production of AGGRASTATTM. The commitments currently extend until the end of 2015. The amount of the purchase commitment is based on physical quantities manufactured; however there is a minimum purchase obligation of $1,373 for 2014 and $1,716 for 2015. The total amount purchased under this obligation was $1,832 for the year ended December 31, 2013 (year ended December 31, 2012 - $1,729).